UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Amended

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

FEDERATED INSTITUTIONAL TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 8/31/10

Date of Reporting Period: Quarter ended 11/30/09

Item 1.	Schedule of Investments

Federated Intermediate Government/Corporate Fund

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 78.5%
		Basic Industry — Chemicals – 2.2%
$25,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	29,616
25,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	27,246
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,932
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	36,472
		TOTAL	115,266
		Basic Industry — Metals & Mining – 2.7%
20,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	23,067
50,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	58,805
50,000		Barrick Gold Corp., 6.95%, 4/1/2019	58,509
		TOTAL	140,381
		Basic Industry — Paper – 0.5%
25,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	28,006
		Capital Goods — Aerospace & Defense – 1.3%
20,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	20,251
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	50,000
		TOTAL	70,251
		Capital Goods — Building Materials – 1.0%
50,000		RPM International, Inc., 6.50%, 2/15/2018	51,873
		Capital Goods — Construction Machinery – 0.6%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	29,262
		Capital Goods — Diversified Manufacturing – 4.4%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,458
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,645
50,000		Harsco Corp., 5.75%, 5/15/2018	52,895
10,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	11,051
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	56,592
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	28,200
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	56,332
		TOTAL	232,173
		Capital Goods — Environmental – 1.1%
50,000		Waste Management, Inc., 7.375%, 3/11/2019	58,509
		Communications — Media & Cable – 3.1%
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	50,398
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	56,512
50,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	53,276
		TOTAL	160,186
		Communications — Media Noncable – 0.6%
25,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	29,633
		Communications — Telecom Wireless – 1.6%
25,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	26,961
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,785
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	43,902
		TOTAL	81,648
		Communications — Telecom Wirelines – 2.9%
25,000		AT&T, Inc., 6.70%, 11/15/2013	28,788

Principal Amount or Shares			Value
10,000		CenturyTel, Inc., Sr. Note, 6.15%, 9/15/2019	10,320
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	21,895
25,000		Rogers Communications, Inc., 6.80%, 8/15/2018	28,747
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	32,055
25,000		Verizon Communications, Inc., 6.10%, 4/15/2018	27,762
		TOTAL	149,567
		Consumer Cyclical — Automotive – 2.0%
50,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	52,035
50,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	52,107
		TOTAL	104,142
		Consumer Cyclical — Entertainment – 0.5%
25,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	28,212
		Consumer Cyclical — Retailers – 0.6%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	21,627
10,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	9,500
		TOTAL	31,127
		Consumer Non-Cyclical — Food/Beverage – 2.4%
10,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	10,740
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	44,504
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,990
10,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	10,806
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	27,155
10,000	[1,2]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	10,371
		TOTAL	125,566
		Consumer Non-Cyclical — Health Care – 2.3%
50,000	[1,2]	CareFusion Corp., 6.375%, 8/1/2019	55,556
35,000		Covidien International Finance SA, 5.45%, 10/15/2012	38,746
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	27,335
		TOTAL	121,637
		Consumer Non-Cyclical — Supermarkets – 1.6%
25,000		Kroger Co., 5.00%, 4/15/2013	26,957
50,000		Kroger Co., 7.50%, 1/15/2014	58,381
		TOTAL	85,338
		Consumer Non-Cyclical — Tobacco – 2.1%
45,000		Altria Group, Inc., 9.25%, 8/6/2019	55,042
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	54,717
		TOTAL	109,759
		Energy — Independent – 1.5%
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	53,704
20,000		Devon Energy Corp., 6.30%, 1/15/2019	22,754
		TOTAL	76,458
		Energy — Integrated – 0.5%
23,338	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	24,095
		Energy — Refining – 1.1%
50,000		Valero Energy Corp., 9.375%, 3/15/2019	60,281
		Financial Institution — Banking – 6.1%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	47,178
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,385
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	56,261

Principal Amount or Shares			Value
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	28,791
50,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	53,979
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	21,172
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	50,805
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	34,802
		TOTAL	319,373
		Financial Institution — Brokerage – 5.1%
25,000		Blackrock, Inc., 6.25%, 9/15/2017	27,695
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,270
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	21,607
100,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	101,889
10,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	10,114
10,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	9,645
20,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	21,996
50,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	55,587
		TOTAL	264,803
		Financial Institution — Finance Noncaptive – 4.5%
25,000		American Express Co., 4.875%, 7/15/2013	26,439
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	30,105
50,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	49,531
60,000		Capital One Capital IV, 6.745%, 2/17/2037	47,700
25,000		Capital One Capital V, 10.25%, 8/15/2039	27,569
40,000		General Electric Capital Corp., 5.625%, 5/1/2018	41,705
10,000	[1,2]	Macquarie Group Ltd., Note, (Series 144A), 7.625%, 8/13/2019	10,955
		TOTAL	234,004
		Financial Institution — Insurance — Health – 1.3%
40,000		Aetna US Healthcare, 5.75%, 6/15/2011	42,296
25,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	26,657
		TOTAL	68,953
		Financial Institution — Insurance — Life – 4.1%
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	49,554
50,000		MetLife, Inc., Sr. Unsecd. Note, (Series A), 6.817%, 8/15/2018	56,904
50,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	53,015
50,000		Prudential Financial, Inc., 5.15%, 1/15/2013	52,992
		TOTAL	212,465
		Financial Institution — Insurance — P&C – 3.4%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,606
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	55,536
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	30,181
25,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	25,257
10,000	[1,2]	Nationwide Mutual Insurance Co., Note, (Series 144A), 9.375%, 8/15/2039	10,456
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	27,996
		TOTAL	177,032
		Financial Institution — REITs – 1.7%
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	18,483
15,000		Liberty Property LP, 6.625%, 10/1/2017	15,221
50,000		Simon Property Group LP, 6.75%, 5/15/2014	54,922
		TOTAL	88,626

Principal Amount or Shares			Value
		Sovereign – 1.1%
50,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	59,768
		Technology – 3.0%
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	16,759
50,000		Harris Corp., 5.95%, 12/1/2017	54,287
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,676
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	55,715
		TOTAL	154,437
		Transportation — Railroads – 1.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	26,859
25,000		Union Pacific Corp., 4.875%, 1/15/2015	26,677
		TOTAL	53,536
		Transportation — Services – 0.8%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	41,861
		Utility — Electric – 4.4%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	27,407
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	21,619
20,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	22,287
1,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,083
15,000	[1,2]	FirstEnergy Solutions Corp., Company Guarantee, (Series 144A), 6.05%, 8/15/2021	15,832
41,635	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	45,069
20,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	21,641
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,900
25,000		Union Electric Co., 6.00%, 4/1/2018	27,291
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	38,342
		TOTAL	231,471
		Utility — Natural Gas Distributor – 1.4%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,759
25,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	32,575
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	28,213
		TOTAL	71,547
		Utility — Natural Gas Pipelines – 4.0%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	54,747
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	43,619
20,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	24,385
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	27,229
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	57,107
		TOTAL	207,087
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,829,685)	4,098,333
		Collateralized Mortgage Obligations – 5.1%
		Commercial Mortgage – 5.1%
100,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.318%, 4/15/2041	94,523
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.69%, 2/12/2051	89,073
100,000		Morgan Stanley Capital, Inc., Class A4, 6.076%, 6/11/2049	83,728
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $232,808)	267,324

Principal Amount or Shares			Value
		Mutual Fund – 14.7%
769,614	[3,4]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	769,614
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $4,832,107)[5]	5,135,271
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[6]	88,319
		TOTAL NET ASSETS — 100%	$5,223,590

At November 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Bond 30-Year Short Futures	4	$490,875	March 2010	$(10,070)
[7]United States Treasury Notes 2-Year Short Futures	5	$1,089,453	March 2010	$(2,980)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,050)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $577,734, which represented 11.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2009, these liquid restricted securities amounted to $577,734, which represented 11.1% of total net assets.
3	Affiliated company.
4	7-Day net yield.
5	At November 30, 2009, the cost of investments for federal tax purposes was $4,832,107. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $303,164. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $347,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,634.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$4,098,333	$ —	$4,098,333
Collateralized Mortgage Obligations	—	267,324	—	267,324
Mutual Fund	769,614	—	—	769,614
TOTAL SECURITIES	$769,614	$4,365,657	$ —	$5,135,271
OTHER FINANCIAL INSTRUMENTS*	$(13,050)	$ —	$ —	$(13,050)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs — Real Estate Investment Trusts

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date	June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date	June 22, 2010